Note 3 - Collaboration Revenue	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Collaboration Revenue Disclosure [Text Block]
3.	Collaboration revenue

Eli Lilly and Company

On November 12, 2020, the Company’s subsidiary, SEED, entered into a research collaboration and license agreement (the “Lilly Collaboration Agreement”) with Eli Lilly and Company (“Lilly”). Under the Lilly Collaboration Agreement, SEED controls certain rights to intellectual property and other materials related to a platform technology for ubiquitin ligase agonist screening (the “Ub Platform Technology”), and Lilly and SEED shall use commercially reasonable efforts to conduct a research and development program to generate, identify and/or optimize active compounds (“Lilly Compounds”) directed against no more than three targets selected by Lilly (“Lilly Targets”), using the Ub Platform Technology in accordance with the applicable research plans for each of the Lilly Targets.

Under the Lilly Collaboration Agreement, Lilly paid SEED an upfront non-refundable fee of $10,000 in November 2020. In addition, SEED will also be eligible to receive up to approximately $780,000 in potential pre-clinical discovery and clinical development, regulatory development milestone payments, as well as commercial milestones and royalty payments based on net sales of products resulted from the collaboration. The Lilly Collaboration Agreement is within the scope of ASC 808, as both parties are active participants and are exposed to the risks and rewards dependent on the commercial success of the activities performed under the agreement. The Company further determined the collaboration is reflective of a vendor-customer relationship and therefore within the scope of ASC 606.

Under ASC 606, the Company determined the license under the Ub Platform Technology is not distinct within the context of the contract because it is used as an input to produce and deliver the combined outputs, i.e. the identification of Lilly Compounds. The Company determined that it has a single performance obligation which is the stand ready obligation to provide the research and development services to Lilly throughout the shorter of the period up to the completion of research and development activities under the research plans for three Lilly Targets or the contract period of 7 years. Transaction price allocated to the research and development services is recognized as revenue over time on a straight-line basis because the customer simultaneously receives and consumes the benefits as the Company performs throughout a fixed term. The preclinical discovery, clinical and regulatory development milestone payments were fully constrained at contract inception, and are not included in the transaction price.

In connection with the Lilly Collaboration Agreement, the Company and SEED Technology (collectively, the “BYSI Entities”) transferred certain contracts, know-how, materials and equipment, and documents related to a proprietary technology platform to SEED for 9,631,941 Series A-1 convertible preferred shares (the “Series A-1 Preferred Shares”) of SEED. In addition, SEED, BYSI entities, and Lilly entered into share purchase agreements pursuant to which SEED issued an aggregate of 1,194,030 Series A-1 Preferred Shares to BYSI Entities, and 1,990,000 Series A-2 convertible redeemable preferred shares (the “Series A-2 Preferred Shares”, collectively with Series A-1 Preferred Shares, the “Preferred Shares”) to Lilly, each at a cash purchase price of $2.5125 per share. Series A-2 Preferred Shares were recorded as contingently redeemable noncontrolling interests in mezzanine equity (Note 15). Pursuant to the share purchase agreement (the “A2 SPA”) entered into between SEED and Lilly, SEED also agreed to sell and issue to Lilly an additional 1,990,000 Series A-2 Preferred Shares, at a cash purchase price of $2.5125 per share upon the fulfillment, prior to November 12, 2022, of certain conditions under the terms of the A2 SPA (the “Forward”). The fair value of the Series A-2 Preferred Shares and Forward at closing was determined by the Company with the assistance of a third party independent valuation firm. The Company used a discounted cash flow model to determine the total equity value of SEED and further adopted the equity allocation model to determine the fair value of the Series A-2 Preferred Shares as of the date of issuance based on the rights and preferences of those shares over the other classes of equity issued by SEED, which is adjusted for a lack of marketability discount because the shares are subject to certain restrictions. The fair value of the Series A-2 Preferred Shares and the Forward on the closing date was determined to be $5,267 and $278, respectively.

The Company recognized collaboration revenue of $337 and $1,013 related to the Lilly Collaboration Agreement for the three and nine months ended September 30, 2021, respectively. Revenue recognized was from amounts included in contract liabilities at the beginning of the periods.

Jiangsu Hengrui Pharmaceuticals Co., Ltd.

On August 25, 2021, the Company’s subsidiary, Wanchunbulin, entered into an exclusive commercialization and co-development agreement (“Hengrui Collaboration Agreement”) with Jiangsu Hengrui Pharmaceuticals Co., Ltd (“Hengrui”), pursuant to which Wanchunbulin granted Hengrui exclusive rights to commercialize Plinabulin in all indications (the “Plinabulin Products”) in mainland China, Hong Kong, Macau and Taiwan (the “Greater China”). Under the terms of Hengrui Collaboration Agreement, Hengrui assumed all commercialization responsibilities for the Plinabulin Products effective September 22, 2021, including sales and marketing, and Wanchunbulin agreed to provide services to Hengrui, including manufacture and supply of the Plinabulin Products. Wanchunbulin and Hengrui may further participate in the research and development of the Plinabulin Products for additional indications other than prevention of chemotherapy-induced neutropenia (“CIN”) and 2nd/3rd line treatment of non-small cell lung cancer (“NSCLC”), and each will share 50% of the research and development costs. The Hengrui Collaboration Agreement will remain effective until the patent protection period of all Plinabulin Product related intellectual properties expires.

Under the Hengrui Collaboration Agreement, Hengrui paid Wanchunbulin an upfront non-refundable fee of $31,039 (RMB200,000) in September 2021. Wanchunbulin will be eligible to receive up to $108,638 (RMB700,000) in potential regulatory development milestone payments, and up to $62,079 (RMB400,000) in commercial milestone payments, respectively. In addition, Wanchunbulin will be eligible to receive royalty payments based on net sales of the Plinabulin Products, which sets forth minimum royalties to be received by Wanchunbulin for a specified period.

The Hengrui Collaboration Agreement is within the scope of ASC 808 as both parties are active participants and are exposed to the risks and rewards dependent on the commercial success of the activities performed under the agreement. The Company further determined the license of exclusive commercialization rights of the Plinabulin Products and the manufacturing and supply of the Plinabulin Products are reflective of a vendor-customer relationship and therefore within the scope of ASC 606, and research and development of the Plinabulin Products for additional indications is not a promise to a customer within the scope of ASC 606.

The Company determined that the license of exclusive commercialization rights of the Plinabulin Products (the “License”) and the manufacturing and supply of the Plinabulin Products (the “Manufacturing and Supply Services”) are not distinct from each other. Transaction price allocated to the License and Manufacturing and Supply Services, as a combined performance obligation, will be recognized as revenue over time. The development and commercialization milestone payments and the minimum royalty payments are fully constrained at contract inception, and are not included in the transaction price. The Company did not recognize any revenues from the Hengrui Collaboration Agreements for the three and nine months ended September 30, 2021, and recorded the entire upfront non-refundable fee received as contract liabilities.